GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting Policies

             The accounting principles followed and the methods of applying those principles conform with accounting principles generally accepted in the United States (“GAAP”) and to general practices in the banking industry.  The significant accounting policies applicable to First Farmers and Merchants Corporation are summarized as follows.

Basis of Presentation

             The accompanying consolidated financial statements present the accounts of the Corporation and its wholly-owned subsidiary, First Farmers and Merchants Bank.  The Bank has the following direct and indirect subsidiaries: F & M West, Inc., Maury Tenn, Inc., and Maury Tenn Properties, Inc.  Noncontrolling interests consist of preferred shares in Maury Tenn Properties, Inc. that are owned by third parties and Maury Tenn, Inc.  The preferred shares in Maury Tenn Properties, Inc. receive dividends, which are included in the consolidated statements of income.  Material intercompany accounts and transactions have been eliminated in consolidation.

             Certain items in prior financial statements have been reclassified to conform to the current presentation.  The Corporation has evaluated subsequent events for potential recognition and/or disclosure through March 5, 2012, the date these consolidated financial statements were issued.

Use of Estimates in the Preparation of Financial Statements

             The preparation of financial statements in conformity with GAAP requires management of the Corporation and the Bank to make estimates and assumptions that affect the reported amounts of assets and liabilities.  Those estimates and assumptions also affect disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near-term relate to the determination of the allowance for loan and lease losses, the fair value of financial instruments, the core deposit intangibles, the valuation of foreclosed real estate, deferred tax assets and the liability related to post-retirement benefits.

Significant Group Concentrations of Credit Risk

            Note 2 discusses the types of securities in which the Bank invests.  Note 3 discusses the types of lending in which the Bank engages.  First mortgage loans secured by one-to-four family residential properties comprised 27.8% of the total loan portfolio at December 31, 2011.  Management of the Bank recognizes this concentration and believes the risk is acceptable given the quality of underwriting, current market conditions and historical loss experience.

         Loans secured by non-farm/non-residential real estate comprised 27.1% of the loan portfolio at December 31, 2011.  Management remains comfortable with the real estate exposure levels within the commercial loan portfolio.  Management believes the commercial real estate portion remains well diversified across several different property types and several different geographic markets, stretching primarily from Davidson County, Tennessee to northern Alabama.

         The Bank continues to monitor and manage its exposure to single borrowing entities and its exposure to groups of borrowers within the same industry.  Within the commercial loan portfolio, the Bank continues to report heavy exposure in five broad industry categories: health care and social assistance; manufacturing; real estate rental and leasing; public administration; and other services (except public administration).

Cash and Due From Banks

         Included in cash and due from banks are reserve amounts that are required to be maintained on an average balance in the form of cash and balances due from the Federal Reserve Bank and other banks.   At December 31, 2011, the Bank was required to maintain an average of  $25,310 at the Federal Reserve.  Interest-bearing deposits in banks mature within one year and are carried at cost.  From time to time throughout the year, the Bank’s balances due from other financial institutions exceeded Federal Deposit Insurance Corporation insurance limits.  Furthermore, federal funds sold are essentially uncollateralized loans to other financial institutions.  Management considers this to be a normal business risk.

Cash Equivalents

         Cash equivalents include cash on hand, cash due from banks and federal funds sold.  Federal funds are sold for one-day periods.  Interest-bearing deposits in banks included in cash equivalents mature within 90 days.

Securities

            Debt securities that management has the intent and ability to hold to maturity are classified as held-to-maturity and reported at amortized cost.

            Securities not classified as held-to-maturity, including equity securities with readily determinable fair values, are classified as available-for-sale.  These securities are reported at fair value, with unrealized gains and losses, net of deferred tax, excluded from earnings and are reported in other comprehensive income.

            Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.  Declines in the fair value of individual available-for-sale and held-to-maturity securities below their cost that are other than temporary are included in earnings as realized losses.  In estimating other-than-temporary impairment losses, management considers (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer and (iii) the intent and ability of the Bank to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  Gains and losses on the sales of securities are recorded on the trade date and are determined using the specific identification method.

Securities Sold Under Agreements to Repurchase

Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature within one to four days from the transaction date.  Securities sold under agreements to repurchase are reflected at the amount of cash received in connection with the transaction

Loans

             The Bank grants mortgage, commercial and consumer loans to customers.  Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff generally are stated at their outstanding unpaid principal balances, net of any deferred fees or costs on originated loans, or unamortized premiums or discounts on purchased loans.

             Interest on loans is accrued daily.  Loan origination fees and related direct costs are deferred and recognized ratably over the life of the loan as an adjustment of yield.  Interest accruals are discontinued when loans are 90 days past due or when interest is not expected to be collected.  Interest income previously accrued on such loans is reversed against current period interest income.  Interest income on loans in nonaccrual status is recognized only to the extent of the excess of cash payments received over principal payments due.

Allowance for Loan and Lease Losses

            The allowance for loan and lease losses is established through provisions for loan and lease losses charged against income.  Loan losses are charged against the allowance when management determines that the uncollectibility of a loan has been confirmed.  Subsequent recoveries, if any, are credited to the allowance account in the period received.

            The adequacy of the allowance for loan and lease losses is evaluated quarterly in conjunction with loan review reports and evaluations that are discussed in meetings with loan officers, credit administration and the Bank’s Board of Directors.  The Bank's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay (including the timing of future payments), the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors are considered in this evaluation.  This process is inherently subjective as it requires material estimates that are susceptible to significant change, including the amounts and timing of future cash flows expected to be received on impaired loans. The allowance for loan and lease losses is maintained at a level believed adequate by management to absorb estimated losses inherent in the loan portfolio.

             A loan is considered impaired when it is probable that the Bank will be unable to collect all amounts due (principal and interest) according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed.

Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.  The Bank evaluates smaller-balance homogeneous loans collectively for impairment.  Loans secured by one to four family residential properties, consumer installment loans and line of credit loans are considered smaller-balance homogeneous loans.

Loans Held for Sale

            Loans held for sale, which is included in other assets, includes mortgage loans and are reported at the lower of cost or market value. Cost generally approximates market value, given the short duration of these assets. The Company does not retain servicing rights on loans sold.

Other Real Estate

             Other real estate, which is included in other assets, represents real estate acquired through foreclosure and is stated at the lower of fair value, net of estimated selling costs, or cost, at the date of foreclosure.  If, at the time of foreclosure, the fair value of the real estate is less than the Bank's carrying value of the related loan, a write-down is recognized through a charge to the allowance for loan losses, and the fair value becomes the new cost for subsequent accounting.  If the Bank later determines that the cost of the property cannot be recovered through sale or use, a write-down is recognized by a charge to operations.

             When a property is not in a condition suitable for sale or use at the time of foreclosure, completion and holding costs, including such items as real estate taxes, maintenance and insurance, are capitalized up to the estimated net realizable value of the property.  However, when a property is in a condition for sale or use at the time of foreclosure, or the property is already carried at its estimated net realizable value, any subsequent holding costs are expensed as incurred.

            Legal fees and any other direct costs relating to foreclosures are charged to operations when incurred.  The Bank had $8,827 in other real estate at December 31, 2011 and $7,927 at December 31, 2010.  A loss of $948 was realized on sales of other real estate during 2011 and $2,434 was realized during 2010.

Premises and Equipment

            Premises and equipment are stated at cost, less accumulated depreciation and amortization.  The provision for depreciation is computed principally on an accelerated method over the estimated useful life of an asset, which ranges from 15 to 50 years for buildings and from three to 33 years for equipment.  Costs of major additions and improvements are capitalized.  Expenditures for maintenance and repairs are charged to operations as incurred.  Gains or losses from the disposition of property are reflected in operations, and the asset accounts and related allowances for depreciation are reduced.

Servicing

            Loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balances of mortgage and other loans serviced for others was $9,261and $14,599 at December 31, 2011 and 2010, respectively.  The present value of servicing income is expected to approximate an adequate compensation cost for servicing these loans.  Therefore, no servicing asset has been recorded.

Income Taxes

                The Corporation and the Bank file a consolidated federal income tax return.  Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry-forwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and its tax bases.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates as of the date of enactment.

The Corporation adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740, “Income Taxes”, effective July 2009.  ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  Benefits from tax positions should be recognized in the financial statements only when it is more-likely-than-not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information.  A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement.  Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met.  Previously recognized tax positions that no longer meet the more-likely-than-not threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.  ASC Topic 740 also provides guidance on the accounting for and disclosure of unrecognized tax benefits, interest and penalties.

            Interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statement of income.

Trust Department Assets and Income

            Trust department assets are excluded from the balance sheet and income related to the trust department’s operations is recognized on the accrual basis in the applicable period earned.

Fair Value Measurements

            FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires certain disclosures about fair value measurements.  See Note 12 – Fair Value Measurement.  In general, fair values of financial instruments are based upon quoted market prices, where available.  If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as input, observable market-based parameters.  Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.  These adjustments may include amounts to reflect counterparty credit quality and the Corporation’s creditworthiness, among other things, as well as unobservable parameters.  Any such valuation adjustments are applied consistently over time.

Shareholders’ Equity and Earnings Per Share

            Basic earnings per share represent income available to shareholders divided by the weighted average number of shares of Corporation common stock outstanding during the period.  Diluted earnings per share reflect additional shares of common stock that would have been outstanding if potentially dilutive shares of common stock had been issued, as well as any adjustment to income that would result from the assumed conversion.  For the years ended December 31, 2011, 2010 and 2009, there were no potentially dilutive shares of common stock issuable.

            In 2011, the Corporation adopted a plan to repurchase shares of its common stock.  The plan allowed the purchase of up to 100,000 shares.  The Corporation purchased 100,000 shares in 2011.  For 2010, the Corporation adopted a similar plan allowing it to repurchase up to 100,000 shares of common stock.  The Corporation repurchased 76,993 shares in 2010.

Comprehensive Income

            Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income.  Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.  A schedule of other comprehensive income is shown in the following table (dollars in thousands):

	Years Ended December 31,

	2011	2010	2009

Unrealized holding gains (losses)
on available-for-sale securities	$7,688	$(912)	$1,090
Reclassification adjustment for
gains realized in income	(1,458)	(1,614)	(2,481)
Tax effect - (expense) benefit	(2,399)	973	535

Other comprehensive income (loss)	$3,831	$(1,553)	$(856)

Intangible Assets

            Goodwill is accounted for in accordance with FASB ASC Topic 350, “Goodwill and Other Intangible Assets,” which addresses the financial accounting and reporting for acquired goodwill and other intangible assets with indefinite lives.  Pursuant to ASC Topic 350, intangible assets must be periodically tested for impairment.  The Bank completed its impairment review of goodwill and intangible assets during 2011, which indicated no impairment.  Goodwill, amounting to $9,018, is included in other intangibles.  Deposit based intangibles are amortized using the straight-line method over their estimated useful lives of 72 to 180 months.  The estimated aggregate future amortization expense for intangible assets remaining as of December 31, 2011 was $19.

Segment Reporting

            Segments are strategic business units that offer different products and services and are managed separately.  At December 31, 2011, the Corporation and the Bank did not have any identified segments.

Recent Accounting Pronouncements

FASB ASC Topic 320, “Investments—Debt and Equity Securities” (i) changed existing guidance for determining whether an impairment is other than temporary to debt securities and (ii) replaced the existing requirement that the entity’s management assert it has both the intent and ability to hold an impaired security until recovery with a requirement that management assert: (a) it does not have the intent to sell the security; and (b) it is more likely than not it will not have to sell the security before recovery of its cost basis. Under ASC Topic 320, declines in the fair value of held-to-maturity and available-for-sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses to the extent the impairment is related to credit losses. The amount of the impairment related to other factors is recognized in other comprehensive income. This guidance became effective during the first quarter of 2009 and did not significantly impact the Corporation’s financial statements.

FASB ASC Topic 715, “Compensation - Retirement Benefits” expanded disclosure requirements related to plan assets of defined benefit pension or other post-retirement benefit plans effective, for the Corporation, beginning with the year-ended December 31, 2009. See Note 16 – Employee Benefit Plans and Note 17 – Post Retirement Benefit Plan.

FASB ASC Topic 805, “Business Combinations” became applicable to the Corporation’s accounting for business combinations closing on or after January 1, 2009. ASC Topic 805 requires an acquirer, upon initially obtaining control of another entity, to recognize the assets, liabilities and any non-controlling interest in the acquiree at fair value as of the acquisition date. Any contingent consideration is also required to be recognized and measured at fair value on the date of acquisition. Acquisition-related costs are to be expensed as incurred. Assets acquired and liabilities assumed in a business combination that arise from contingencies are to be recognized at fair value if fair value can be reasonably estimated. ASC Topic 805 also expands required disclosures regarding the nature and financial effect of business combinations.

FASB ASC Topic 810, “Consolidation” amended prior guidance to establish accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. Under ASC Topic 810, a non-controlling interest in a subsidiary, which is sometimes referred to as minority interest, is an ownership interest in the consolidated entity that should be reported as a component of equity in the consolidated financial statements. Among other requirements, ASC Topic 810 requires consolidated net income to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest.  It also requires disclosure on the face of the consolidated income statement, of the amounts of consolidated net income attributable to the parent and to the non-controlling interest. The new authoritative accounting guidance under ASC Topic 810 became effective for the Corporation on January 1, 2009.

            FASB ASC Topic 815, “Derivatives and Hedging” requires entities that utilize derivative instruments to provide qualitative disclosures about (i) how and why an entity uses derivative instruments, (ii) how derivative instruments and related hedge items are accounted for and (iii) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows.  To meet those objectives, ASC Topic 815 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  This new guidance was effective January 1, 2009 and did not have a significant impact on the Corporation’s consolidated financial statements.

FASB ASC Topic 820, “Fair Value Measurements and Disclosures.” ASC Topic 820 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The provisions of ASC Topic 820 became effective for the Corporation on January 1, 2008 for financial assets and financial liabilities and on January 1, 2009 for non-financial assets and non-financial liabilities.  Additional new accounting guidance under ASC Topic 820, which became effective during the first quarter of 2009, expanded certain disclosure requirements and affirmed that the objective of fair value when the market for an asset is not active is the price that would be received to sell the asset in an orderly transaction, and clarifies and includes additional factors for  determining whether there has been a significant decrease in market activity for an asset when the market for that asset is not active. ASU 2009-5, “Fair Value Measurements and Disclosures (Topic 820) - Measuring Liabilities at Fair Value,” which became effective during the fourth quarter of 2009, provided guidance for measuring the fair value of a liability in circumstances in which a quoted price in an active market for the identical liability is not available. See Note 12 - Fair Value Measurements.

FASB ASC Topic 855, “Subsequent Events” establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or available to be issued.  The new authoritative accounting guidance under ASC Topic 855 became effective for the Corporation’s financial statements for periods ending after June 15, 2009 and did not have a significant impact on the Corporation’s financial statements.

Accounting Standards Update (“ASU”) No. 2010-06 “Fair Value Measurement and Disclosures,” (ASC Topic 820), “Improving Disclosures About Fair Value Measurement,”   (“ASU 2010-06”) requires expanded disclosures related to fair value measurements including (i) the amounts of significant transfers of assets or liabilities between Levels 1 and 2 of the fair value hierarchy and the reasons for the transfers, (ii) the reasons for transfer of assets or liabilities in or out of Level 3 of the fair value hierarchy, with significant transfer disclosed separately, (iii) the policy for determining when transfer between levels of the fair value hierarchy are recognized and (iv) for recurring fair value measurements of assets and liabilities in Level 3 of the fair value hierarchy, a gross presentation of information about purchases, sales, issuances and settlements.  ASU 2010-06 further clarifies that (i) fair value measurement disclosures should be provided for each class of assets and liabilities (rather than major category), which would generally be a subset of assets or liabilities within a line item in the statement of financial position and (ii) company’s should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements for each class of assets and liabilities included in levels 2 and 3 of the fair value hierarchy.  The disclosures related to the gross presentation of purchases, sales, issuances and settlements of assets and liabilities included in Level 3 of the fair value hierarchy will be required for the Corporation beginning January 1, 2011.  The remaining disclosure requirements and clarifications made by ASU 2010-06 became effective for the Corporation on January 1, 2010.  See Note 12 – Fair Value Measurement.

ASU No. 2010-10, “Consolidations (Topic 810) - Amendments for Certain Investment Funds” defers the effective date of the amendments to the consolidation requirements made by ASU 2009-17 to a company’s interest in an entity (i) that has all of the attributes of an investment company, as specified under ASC Topic 946, “Financial Services - Investment Companies,” or (ii) for which it is industry practice to apply measurement principles of financial reporting that are consistent with those in ASC Topic 946. As a result of the deferral, a company will not be required to apply the ASU 2009-17 amendments to the Subtopic 810-10 consolidation requirements to its interest in an entity that meets the criteria to qualify for the deferral. ASU 2010-10 also clarifies that any interest held by a related party should be treated as though it is an entity’s own interest when evaluating the criteria for determining whether such interest represents a variable interest. In addition, ASU 2010-10 also clarifies that a quantitative calculation should not be the sole basis for evaluating whether a decision maker’s or service provider’s fee is a variable interest. The provisions of ASU 2010-10 became effective for the Corporation as of January 1, 2010 and did not have a significant impact on the Corporation’s financial statements.

ASU No. 2010-20, “Receivables (Topic 310) - Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”  requires entities to provide disclosures designed to facilitate financial statement users’ evaluation of (i) the nature of credit risk inherent in the entity’s portfolio of financing receivables, (ii) how that risk is analyzed and assessed in arriving at the allowance for credit losses and (iii) the changes and reasons for those changes in the allowance for credit losses. Disclosures must be disaggregated by portfolio segment, the level at which an entity develops and documents a systematic method for determining its allowance for credit losses, and class of financing receivable, which is generally a disaggregation of portfolio segment. The required disclosures include, among other things, a rollforward of the allowance for credit losses as well as information about modified, impaired, non-accrual and past due loans and credit quality indicators. ASU 2010-20 became effective for the Corporation’s financial statements as of December 31, 2010, as it relates to disclosures required as of the end of a reporting period. Disclosures that relate to activity during a reporting period became effective for the Corporation’s financial statements on January 1, 2011. Certain disclosures related to troubled debt restructurings were temporarily deferred by ASU 2011-01, “Receivables (Topic 310) - Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20,” and became effective on July 1, 2011 as required by ASU No. 2011-02, “Receivables (Topic 310) - A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring,” as further discussed below. See Note 3 – Loans.

ASU No. 2010-28, “Intangibles - Goodwill and Other (Topic 350) - When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts” modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist such as if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. ASU 2010-28 became effective for the Corporation on January 1, 2011 and did not have a significant impact on the Corporation’s financial statements.

ASU No. 2010-29, “Business Combinations (Topic 805) - Disclosure of Supplementary Pro Forma Information for Business Combinations” provides clarification regarding the acquisition date that should be used for reporting the pro forma financial information disclosures required by Topic 805 when comparative financial statements are presented. ASU 2010-29 also requires entities to provide a description of the nature and amount of material, nonrecurring pro forma adjustments that are directly attributable to the business combination. ASU 2010-29 is effective for the Corporation prospectively for business combinations occurring after December 31, 2010.

ASU No. 2011-02, “Receivables (Topic 310) - A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” clarifies which loan modifications constitute troubled debt restructurings and is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude, under the guidance clarified by ASU 2011-02, that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties.  ASU 2011-02 became effective for the Corporation on July 1, 2011, and applies retrospectively to restructurings occurring on or after January 1, 2011. See Note 3 - Loans.

ASU No. 2011-03, “Transfers and Servicing (Topic 860) - Reconsideration of Effective Control for Repurchase Agreements” is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 removes from the assessment of effective control (i) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance guidance related to that criterion. ASU 2011-03 will be effective for the Corporation on January 1, 2012 and is not expected to have a significant impact on the Corporation’s financial statements.

ASU 2011-04, “Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S.  GAAP and IFRS” amends Topic 820, “Fair Value Measurements and Disclosures,” to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles in Topic 820 and requires additional fair value disclosures. ASU 2011-04 is effective for annual periods beginning after December 15, 2011, and is not expected to have a significant impact on the Corporation’s financial statements.

ASU 2011-05, “Comprehensive Income (Topic 220) - Presentation of Comprehensive Income” amends Topic 220, “Comprehensive Income,” to require that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, ASU 2011-05 requires entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. ASU 2011-05 is effective for annual and interim periods beginning after December 15, 2011; however, certain provisions related to the presentation of reclassification adjustments have been deferred by ASU 2011-12 “Comprehensive Income (Topic 220) - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” as further discussed below. ASU 2011-05 is not expected to have a significant impact on the Corporation’s financial statements.

ASU 2011-08, “Intangibles - Goodwill and Other (Topic 350) - Testing Goodwill for Impairment” amends Topic 350, “Intangibles – Goodwill and Other,” to give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. ASU 2011-08 is effective for annual and interim impairment tests beginning after December 15, 2011, and is not expected to have a significant impact on the Corporation’s financial statements.

ASU 2011-11, “Balance Sheet (Topic 210) - “Disclosures about Offsetting Assets and Liabilities” amends Topic 210, “Balance Sheet,” to require an entity to disclose both gross and net information about financial instruments, such as sales and repurchase agreements and reverse sale and repurchase agreements and securities borrowing/lending  arrangements, and derivative instruments that are eligible for offset in the statement of financial position and/or subject to a master netting arrangement or similar agreement. ASU 2011-11 is effective for annual and interim periods beginning on January 1, 2013, and is not expected to have a significant impact on the Corporation’s financial statements.

ASU 2011-12 “Comprehensive Income (Topic 220) - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” defers changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments to allow the FASB time to redeliberate whether to require presentation of such adjustments on the face of the financial statements to show the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. ASU 2011-12 allows entities to continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU No. 2011-05. All other requirements in ASU No. 2011-05 are not affected by ASU No. 2011-12. ASU 2011-12 is effective for annual and interim periods beginning after December 15, 2011 and is not expected to have a significant impact on the Corporation’s financial statements.